Preferred Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2021
Warrants and Rights Note Disclosure [Abstract]
Schedule of Preferred Stock Warrants Outstanding
Sonder had the following preferred stock warrants outstanding as of September 30, 2021:

Type of Warrant	Number Outstanding	Issuance Date	Exercise Price	Expiration Date
Series A	59,440	10/20/2016	$1.36	10/20/2026
Series B	57,696	1/30/2018	$2.40	1/30/2028
Series C	218,417	12/28/2018	$5.04	12/28/2025
Series D	71,456	2/21/2020	$10.50	2/21/2027
Sonder has the following preferred stock warrants outstanding as of December 31, 2020:

Type of Warrant	Number Outstanding	Issuance Date	Exercise Price	Expiration Date
Series A	59,440	10/20/2016	$1.36	10/20/2026
Series B	57,696	1/30/2018	$2.40	1/30/2028
Series C	218,417	12/28/2018	$5.04	12/28/2025
Series D	71,456	2/21/2020	$10.50	2/21/2027